CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (FY) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
DevvStream Holdings, Inc. [Member]
Operating expenses
Sales and marketing	$ 481,104	$ 914,409
Depreciation	1,771	1,849
General and administrative	461,167	443,549
Professional fees	5,656,352	1,994,826
Salaries and wages	2,136,124	2,615,923
Total operating expenses	(8,736,518)	(5,970,556)
Other income/(expenses)
Other income	0	10,139
Foreign exchange gain (loss)	(107,634)	55,764
Interest (expenses)	(29,296)	0
Accretion (expense)	(52,554)	0
Change in fair value of derivative liabilities	(845,700)	0
Unrealized loss on mandatory convertible debentures	(27,500)	0
Net loss before income taxes	(9,799,202)	(5,904,653)
Current income tax expense	(72,546)	0
Net loss	(9,871,748)	(5,904,653)
Other comprehensive loss
Foreign currency translation	127,123	878
Net loss and comprehensive loss	$ (9,744,625)	$ (5,903,775)
Weighted average number of shares - Basic (in shares)	34,195,108	30,398,859
Weighted average number of shares - Diluted (in shares)	34,195,108	30,398,859
Loss per share - Basic (in dollars per share)	$ (0.29)	$ (0.19)
Loss per share - Diluted (in dollars per share)	$ (0.29)	$ (0.19)